11. Employee and Director Benefit Programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee And Director Benefit Programs Details
Benefit obligation at beginning of period	$ 3,993	$ 3,812
Service cost	346	334	$ 348
Interest cost	67	65	67
Benefits paid	(232)	(218)
Benefit obligation at end of period	$ 4,174	$ 3,993	$ 3,812